Finance expense and income (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Finance Expense and Income Included in Income Statement
The finance expense and income included in the income statement are as follows:

	2024			2023			2022 1

Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Interest income/(expense)	(3 437)	591	(2 846)	(3 696)	565	(3 131)	(3 588)	294	(3 294)
Net interest on net defined benefit liabilities	(89)	-	(89)	(90)	-	(90)	(73)	-	(73)
Accretion expense	(722)	-	(722)	(808)	-	(808)	(782)	-	(782)
Net interest income on Brazilian tax credits	-	142	142	-	168	168	-	168	168
Other financial results	(852)	8	(843)	(1 214)	42	(1 172)	(1 349)	352	(997)
Finance income/(expense) excluding exceptional items	(5 100)	742	(4 358)	(5 808)	775	(5 033)	(5 792)	814	(4 978)
Exceptional finance income/(expense)	(1 277)	282	(995)	(325)	256	(69)	(22)	851	829
Finance income/(expense)	(6 376)	1 024	(5 353)	(6 133)	1 031	(5 102)	(5 814)	1 665	(4 148)
1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was
amended to conform to the 2023 and 2024 presentation.

Summary of Other Financial
Other financial results include:

	2024			2023			2022 1

Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Net foreign exchange gains/(losses)	(147)	-	(147)	(353)	-	(353)	(363)	-	(363)
Net gains/(losses) on hedging instruments	(312)	-	(312)	(613)	-	(613)	(747)	-	(747)
Hyperinflation monetary adjustments	(78)	-	(78)	-	17	17	-	286	286
Other financial income/(expense), including bank fees and taxes	(315)	8	(306)	(248)	25	(223)	(239)	66	(173)
Other financial results	(852)	8	(843)	(1 214)	42	(1 172)	(1 349)	352	(997)

Summary of Interest Income
The interest income stems from the following financial assets:

Million US dollar	2024	2023	2022

Cash and cash equivalents	559	537	235
Investments in debt securities held for trading	23	10	39
Other loans and receivables	9	19	21
Total	591	565	294